Document And Entity Information	Sep. 09, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 09, 2026
Entity Registrant Name	AMERICAN EAGLE OUTFITTERS INC
Entity Central Index Key	0000919012
Entity Emerging Growth Company	false
Entity File Number	1-33338
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	13-2721761
Entity Address, Address Line One	77 Hot Metal Street
Entity Address, City or Town	Pittsburgh
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15203-2329
City Area Code	(412)
Local Phone Number	432-3300
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	AEO
Security Exchange Name	NYSE